Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 479	$ 373
Long-term assets	289	82
Current liabilities	364	167
Long-term liabilities	124	76
Sales	1,732	1,013	967
Cost of goods sold, expenses and income taxes	1,521	839	814
Net income	$ 211	$ 174	$ 153